UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2016

Semiannual Report
to Shareholders

Deutsche Managed Municipal Bond Fund

Contents

3 Letter to Shareholders

5 Performance Summary

9 Portfolio Management Team

9 Portfolio Summary

11 Investment Portfolio

41 Statement of Assets and Liabilities

43 Statement of Operations

44 Statement of Cash Flows

45 Statements of Changes in Net Assets

46 Financial Highlights

50 Notes to Financial Statements

60 Information About Your Fund's Expenses

62 Advisory Agreement Board Considerations and Fee Evaluation

66 Account Management Resources

68 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Today’s low-return investment environment — punctuated by periods of short-term volatility and plenty of opinions in the financial media — can be a challenge for those of us just trying to keep our portfolios moving forward.

Let’s face it: a report about the obstacles to economic growth grabs more attention than an article about the slow, steady improvement of the economy. The fact is, we continue to see the U.S. economy remaining on a moderate expansionary path. Although net exports are still challenged by modest global growth, most metrics suggest the labor market here at home continues to heal, which, along with low interest rates, is supporting the consumer.

Is action necessary? Numerous studies have found that acting impulsively on negative financial news can actually reduce your overall investment returns over time. That’s because there is a good chance you’ll miss the gains to be achieved if the market or a specific security recovers from a brief setback. So, assuming you have built your portfolio based on long-term needs and an honest assessment of your risk tolerance, short-term fluctuations should not cause an extreme level of worry.

As a global asset manager with decades of experience in helping investors through multiple market cycles, we want you to know and trust that our global intelligence, expertise and resources are here to support you. As always, we appreciate the opportunity to help you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary November 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
Unadjusted for Sales Charge	–3.69%	–0.53%	3.97%	4.15%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–6.34%	–3.27%	3.39%	3.86%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.34%	4.99%	4.78%
Adjusted for the Maximum Sales Charge (max 2.75% load)		2.44%	4.40%	4.48%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
Unadjusted for Sales Charge	–4.07%	–1.31%	3.16%	3.36%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.01%	–1.31%	3.16%	3.36%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.63%	4.17%	3.98%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		4.63%	4.17%	3.98%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
No Sales Charges	–3.69%	–0.34%	4.17%	4.35%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
No Sales Charges		5.54%	5.18%	4.98%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/16
No Sales Charges	–3.57%	–0.29%	4.21%	4.41%
Bloomberg Barclays Municipal Bond Index†	–3.52%	–0.22%	3.43%	4.09%
Average Annual Total Returns as of 9/30/16 (most recent calendar quarter end)
No Sales Charges		5.60%	5.23%	5.03%
Bloomberg Barclays Municipal Bond Index†		5.58%	4.48%	4.75%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2016 are 0.80%, 1.59%, 0.64% and 0.56% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Managed Municipal Bond Fund — Class A ■ Bloomberg Barclays Municipal Bond Index†

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/16	$ 8.92	$ 8.92	$ 8.93	$ 8.92
5/31/16	$ 9.42	$ 9.42	$ 9.44	$ 9.42
Distribution Information as of 11/30/16
Income Dividends, Six Months	$ .16	$ .12	$ .17	$ .17
November Income Dividend	$ .0260	$ .0200	$ .0275	$ .0271
SEC 30-day Yield‡‡	1.76%	1.00%	2.01%	1.96%
Tax Equivalent Yield‡‡	3.11%	1.77%	3.55%	3.46%
Current Annualized Distribution Rate‡‡	3.50%	2.69%	3.70%	3.65%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2016, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.96% for Class S shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 43.40%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2016. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.65% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

— Joined Deutsche Asset Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.9%
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,135,090
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,797,872
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,312,236
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, Prerefunded, 5.375%, 1/1/2032	12,000,000	12,552,240
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,622,508
Series A, 5.25%, 7/1/2033	20,885,000	22,689,464
		70,974,320
California 14.9%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	300,829
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	165,000	176,413
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	12,827,262
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, Prerefunded, 5.75%, 9/1/2039	5,000,000	5,583,250
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,931,500
Series A, 6.0%, 7/1/2039	7,500,000	8,188,725
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	20,192,368
California, State General Obligation:
Series A-2, 0.48%**, 5/1/2033, LOC: Bank of Montreal	2,400,000	2,400,000
5.0%, 2/1/2032	35,000,000	39,019,400
5.0%, 2/1/2033	8,000,000	8,894,160
5.0%, 8/1/2034	11,790,000	13,252,078
5.0%, 8/1/2035	13,210,000	14,816,468
5.0%, 2/1/2043	20,000,000	21,918,000
5.0%, 5/1/2044	11,200,000	12,373,872
5.25%, 4/1/2035	15,340,000	17,336,348
6.0%, 4/1/2038	22,915,000	25,059,615
6.25%, 11/1/2034	20,655,000	23,223,656
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	3,630,000	3,699,805
5.25%, 9/1/2026	18,765,000	21,507,129
5.25%, 9/1/2030	5,000,000	5,694,150
5.25%, 10/1/2032	25,000,000	28,393,250
6.0%, 11/1/2039	50,000,000	55,728,500
6.5%, 4/1/2033	58,440,000	64,743,923
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	10,828,100
California, State Housing Finance Agency Revenue, Series A, 0.52%**, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	27,722,750
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	10,000,000	11,412,900
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded, 6.125%, 4/1/2029	2,000,000	2,218,620
California, State University Revenue:
Series A, 5.0%, 11/1/2038	7,410,000	8,285,195
Series A, Prerefunded, 5.25%, 11/1/2038	10,000,000	10,926,100
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,791,512
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,005,250
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,478,440
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue, Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,996,700
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,542,661
Series A, 5.25%, 5/15/2039	5,000,000	5,385,800
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	27,152,750
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property:
Series B, 5.0%, 11/1/2031	21,820,000	24,679,293
Series B, 5.0%, 11/1/2032	29,295,000	32,950,137
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,169,920
Series B, 5.25%, 7/1/2039	12,000,000	12,877,440
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	6,420,000	6,808,538
Series U, 5.0%, 8/15/2028, INS: AGMC	5,015,000	5,313,242
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,595,350
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,351,375
San Diego, CA, Community College District General Obligation, Election of 2002, Prerefunded, 5.25%, 8/1/2033	5,000,000	5,503,000
San Diego, CA, Community College District, Election of 2006, Prerefunded, 5.0%, 8/1/2036	6,100,000	6,968,335
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	29,827,325
Series A, AMT, 5.0%, 5/1/2040	14,000,000	14,918,400
Series E, 6.0%, 5/1/2039	35,000,000	38,444,350
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,455,002
Southern California, Metropolitan Water District, Series D, 0.51%**, 7/1/2035	2,000,000	2,000,000
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,747,100
		785,886,286
Colorado 4.2%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	38,811,300
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,481,091
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,360,550
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,900,560
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,800,719
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	34,147,210
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,341,090
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,916,100
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,503,568
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,840,590
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,567,050
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	1,770,000	1,852,270
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,575,626
		221,097,724
Connecticut 1.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,658,150
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,138,800
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,217,700
		55,014,650
District of Columbia 1.5%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,255,140
Series A, 5.0%, 6/1/2033	7,500,000	8,504,025
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	30,622,261
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	5,852,750
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,585,140
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,952,350
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,529,450
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,157,360
		79,458,476
Florida 6.6%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	42,926,520
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,164,680
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	14,335,000	14,260,171
Series B, 4.0%, 7/1/2036	8,625,000	8,532,281
Series B, 4.0%, 7/1/2037	8,555,000	8,448,319
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,292,831
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,534,350
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	545,000	578,845
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,929,640
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,694,200
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	640,000	694,682
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,929,147
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,123,410
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,123,410
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,799,939
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,321,500
Series A, 5.5%, 10/1/2041	30,000,000	32,780,100
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, Prerefunded, 5.25%, 10/1/2022, INS: AGMC	10,000,000	10,352,800
Series A-1, 5.375%, 10/1/2035	1,000,000	1,102,480
Series A-1, 5.375%, 10/1/2041	19,290,000	21,185,242
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,293,821
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,175,825
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	17,974,605
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	19,525,176
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,037,795
Prerefunded, 5.75%, 10/1/2043	7,120,000	7,713,879
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,498,766
Series A, 5.0%, 10/1/2036	4,135,000	4,514,014
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series B, 5.25%, 12/1/2029, INS: AGMC	3,820,000	4,073,610
Series B, Prerefunded, 5.25%, 12/1/2029, INS: AGMC	2,680,000	2,890,112
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	531,480
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,647,520
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	18,609,180
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, Prerefunded, 5.0%, 7/1/2035	16,215,000	18,080,698
Series A, 5.0%, 7/1/2040	11,895,000	12,881,095
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	258,112
Prerefunded, 5.0%, 9/1/2035, INS: AGC	2,355,000	2,511,961
5.25%, 9/1/2035, INS: AGC	280,000	296,386
Prerefunded, 5.25%, 9/1/2035, INS: AGC	2,720,000	2,913,066
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	7,080,000	7,454,178
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,047,894
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,710,000	1,831,325
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,887,100
		351,422,145
Georgia 5.3%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,663,697
Series B, 5.0%, 1/1/2037	720,000	786,730
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,372,250
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,779,750
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	43,650,400
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,373,500
Series B, 5.5%, 1/1/2033	4,000,000	4,143,440
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,456,707
Series A, 5.25%, 10/1/2033	3,635,000	4,096,391
Series A, 5.25%, 10/1/2036 (a)	11,115,000	12,509,599
Series A, 5.25%, 10/1/2041	29,000,000	32,540,320
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,849,195
Series A, 5.5%, 2/15/2045	20,000,000	21,581,200
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,500,701
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,260,550
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,917,242
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,358,050
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	18,944,644
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,690,200
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,285,893
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,684,700
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,689,200
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	19,940,184
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	2,430,000	2,462,416
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,267,066
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 4.0%, 10/1/2038	17,780,000	18,039,588
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,178,961
		278,022,574
Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,168,696
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,473,212
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Sisters of Charity Health System	6,000,000	6,469,380
Hawaii, State General Obligation, Series FG, 4.0%, 10/1/2036	6,250,000	6,367,000
		40,478,288
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,887,737
Illinois 6.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,266,979
Series B, 6.0%, 1/1/2041	25,000,000	28,419,750
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,948,200
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,434,560
Series C, Prerefunded, 6.5%, 1/1/2041	26,700,000	31,621,878
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2036 (b)	7,000,000	7,505,960
Series C, 5.0%, 1/1/2037 (b)	9,105,000	9,748,815
Series C, 5.0%, 1/1/2038 (b)	10,625,000	11,368,006
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,969,970
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,492,400
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,323,193
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series A, 5.5%, 4/1/2044	2,905,000	3,093,970
Series A, Prerefunded, 5.5%, 4/1/2044	2,595,000	2,838,956
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,495,093
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,250,320
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,847,417
5.5%, 4/1/2039	4,800,000	5,086,416
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, Prerefunded, 5.5%, 7/1/2038	22,990,000	24,545,733
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2035, INS: NATL	7,085,000	2,758,828
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	27,305,000	9,237,555
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,331,063
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	19,715,205
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,555,260
Series A, 6.7%, 11/1/2021, INS: NATL	14,980,000	17,024,171
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	3,585,000	3,815,014
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,910,000	3,084,978
Series B, Prerefunded, 5.375%, 4/1/2044	2,590,000	2,826,079
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,677,818
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,899,836
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,232,400
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	1,981,983
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	5,080,000	5,434,838
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,294,187
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,517,450
		333,644,281
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	5,849,127
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,107,777
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,327,929
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,279,362
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,961,103
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,961,120
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,421,100
		50,907,518
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, ETM, 5.5%, 11/1/2017	1,000,000	1,042,490
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,466,010
Series A, 5.0%, 11/15/2034	4,965,000	5,495,709
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	3,953,344
		24,957,553
Kentucky 0.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,094,280
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,715,910
		16,810,190
Louisiana 0.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,268,350
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	450,000	450,022
		5,718,372
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,436,185
Maryland 0.9%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,136,080
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	3,859,442
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	5,657,300
5.0%, 5/1/2036	5,015,000	5,661,283
5.0%, 5/1/2041	16,000,000	17,924,960
		45,239,065
Massachusetts 4.4%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,968,270
Series B, 5.0%, 5/1/2043	4,125,000	4,534,736
Massachusetts, State Consolidated Loan, Series A, 0.5%**, 3/1/2026, SPA: Wells Fargo Bank NA	2,100,000	2,100,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,255,776
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,573
Series A-2, 5.5%, 11/15/2046	63,235	57,638
Series A-1, 6.25%, 11/15/2031	1,182,967	1,204,580
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,134,184
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	1,977,387
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,068,260
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	27,268,530
Series E, 4.0%, 9/1/2042	20,000,000	19,871,600
Series A, 5.0%, 7/1/2036	22,630,000	25,485,453
Series A, 5.0%, 3/1/2041	15,000,000	16,632,150
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,699,020
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,354,804
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	27,000,000	27,556,200
Series B, 5.25%, 10/15/2035	12,000,000	13,575,120
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	10,225,200
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	5,725,000	6,096,381
		235,066,862
Michigan 1.8%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,059,880
Series H, 5.125%, 10/15/2033	9,755,000	10,480,870
Series I, 6.0%, 10/15/2038	300,000	323,037
Series I, Prerefunded, 6.0%, 10/15/2038	8,700,000	9,473,691
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	12,220,000	12,988,271
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,778,731
Michigan, State Grant Anticipation Bonds, Prerefunded, 5.25%, 9/15/2023, INS: AGMC	7,500,000	7,756,050
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,439,360
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	364,312
Series A-1, Prerefunded, 6.5%, 12/1/2033	9,665,000	10,652,956
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	8,084,736
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	9,769,856
		95,171,750
Minnesota 0.1%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,128,694
Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.55%**, 12/1/2030, GTY: Chevron Corp.	280,000	280,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,123,850
Series A, 6.5%, 9/1/2032	7,420,000	7,958,915
		13,362,765
Missouri 0.5%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, Prerefunded, 5.75%, 6/1/2039	2,150,000	2,377,642
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,797,201
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,297,845
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,525,362
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	754,529
		25,752,579
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,051,250
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,051,250
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,051,250
		3,153,750
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,390,450
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,352,700
New Jersey 1.4%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,312,431
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,058,607
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,099,529
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,389,320
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,501,480
Series A, 6.0%, 12/15/2038	11,075,000	11,773,389
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	6,501,206
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,568,575
Series E, 5.0%, 1/1/2045	15,380,000	16,609,631
Series E, 5.25%, 1/1/2040	5,250,000	5,559,173
		75,373,341
New York 12.1%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,880,000	3,041,597
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,853,725
Series D, 5.0%, 11/15/2038	13,635,000	15,101,172
Series B, 5.25%, 11/15/2044	25,000,000	27,954,000
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	583,390
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,610,370
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,252,900
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,955,000	3,187,352
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.44%**, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	835,000	835,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,373,958
Series B, 5.0%, 2/15/2035	30,000,000	33,616,800
Series F, 5.0%, 2/15/2035	5,000,000	5,438,750
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,340,975
Series C, 5.0%, 3/15/2041	10,000,000	10,913,900
Series C, 5.0%, 3/15/2042	14,750,000	16,242,110
Series E, 5.0%, 2/15/2044	10,000,000	11,039,100
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 2/15/2036	9,000,000	10,229,670
New York, State Housing Finance Agency, Liberty Street Realty LLC, Series A, 0.44%**, 5/1/2035, LIQ: Freddie Mac, LOC: Freddie Mac	400,000	400,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	50,600,250
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,169,851
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,873,858
Series A, 5.0%, 4/1/2032	4,000,000	4,473,200
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	2,500,000	2,551,775
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,620,832
Series TE, 5.0%, 12/15/2035	4,000,000	4,517,920
New York City, NY, Housing Development Corp., La Fontaine Owners LLC, Series A, AMT, 0.57%**, 6/1/2037, LOC: Citibank NA	425,000	425,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Casa Project, 0.55%**, 3/1/2020, LOC: JPMorgan Chase & Co.	2,415,000	2,415,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,499,160
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,435,279
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,765,660
Series FF, 5.0%, 6/15/2039	22,500,000	25,025,625
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series BB-1, 0.59%**, 6/15/2049, SPA: Bank of America NA	300,000	300,000
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,568,583
Series EE, 5.375%, 6/15/2043	11,250,000	12,640,162
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C4, 0.59%**, 8/1/2031, SPA: Landesbank Hessen-Thuringen	300,000	300,000
Series B-1, 4.0%, 8/1/2037	23,500,000	24,010,185
Series B-1, 4.0%, 8/1/2039	16,500,000	16,791,060
Series B-1, 5.0%, 8/1/2035	9,295,000	10,559,771
Series B-1, 5.0%, 8/1/2036	9,900,000	11,126,115
Series E-1, 5.0%, 2/1/2037	28,685,000	32,009,878
Series D-1, 5.0%, 2/1/2038	17,655,000	19,880,589
Series A-1, 5.0%, 11/1/2038	11,560,000	13,033,206
Series D-1, 5.0%, 11/1/2038	10,000,000	10,971,300
Series E-1, 5.0%, 2/1/2039	15,000,000	16,676,550
Series I, 5.0%, 5/1/2042	8,000,000	8,858,800
New York, NY, General Obligation:
Series A-4, 0.57%**, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	500,000	500,000
Series J-5, 0.59%**, 8/1/2028, SPA: Bank of America NA	450,000	450,000
Series A-1, 4.0%, 8/1/2034	22,230,000	22,986,487
Series A-1, 4.0%, 8/1/2036	17,585,000	17,966,770
Series D-1, 5.0%, 10/1/2033	25,000,000	27,829,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,565,900
Series I-1, 5.375%, 4/1/2036	2,125,000	2,292,153
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,024,401
5.0%, 9/1/2039	4,490,000	5,040,788
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	9,961,206
AMT, 5.0%, 4/1/2036	18,000,000	19,450,980
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	7,570,220
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2033	10,435,000	11,552,693
AMT, 5.0%, 10/15/2034	5,775,000	6,370,460
AMT, 5.0%, 10/15/2035	2,865,000	3,153,563
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	709,475
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,230,620
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,185,860
		640,955,454
North Carolina 1.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,652,595
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,094,689
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
ETM, 6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,244,726
Series B, ETM, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,419,415
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	17,000,000	18,696,770
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,656,112
		84,764,307
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,750,767
Ohio 2.4%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,083,360
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	335,000	335,449
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	215,000	223,572
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	70,000	71,676
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,007,321
5.0%, 1/1/2046	2,790,000	2,844,991
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	16,556,294
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,075,800
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,655,667
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,270,587
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,555,000	1,706,162
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	11,128,500
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	225,000	239,299
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,093,850
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,386,800
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,538,672
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,235,384
Series A-1, 5.25%, 2/15/2031	9,375,000	10,600,969
Series A-1, 5.25%, 2/15/2032	7,500,000	8,449,050
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	50,000	50,007
		124,553,410
Oklahoma 0.5%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,083,764
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	15,450,000	16,935,981
		26,019,745
Pennsylvania 2.9%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,811,024
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,679,946
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,279,781
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,778,269
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,406,050
Series A, 5.0%, 6/1/2034	6,000,000	6,460,260
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,372,832
Pennsylvania, State General Obligation, Series 2, 4.0%, 9/15/2034	25,000,000	24,778,750
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	15,000,000	16,150,650
Series A-1, 5.0%, 12/1/2041	9,645,000	10,240,772
Series C, 5.0%, 12/1/2044	4,840,000	5,261,903
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, Prerefunded, 6.0%, 12/1/2036	3,000,000	3,500,310
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	23,000,000	24,596,890
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,651,285
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,095,243
Series 14, 4.0%, 10/1/2037	895,000	894,964
Philadelphia, PA, Water & Wastewater Revenue:
Series A, Prerefunded, 5.25%, 1/1/2032	3,000,000	3,241,770
Series A, Prerefunded, 5.25%, 1/1/2036	2,500,000	2,701,475
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,165,083
		153,067,257
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	3,372,012
Series A, 5.5%, 8/1/2042	4,475,000	2,278,267
Series A, 6.0%, 8/1/2042	13,650,000	7,014,598
		12,664,877
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,022,190
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	10,000,000	10,897,700
		24,919,890
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,628,054
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,016,375
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	22,390,000	24,333,676
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,009,549
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,273,441
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,620,337
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,079,518
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	10,733,355
Series A, 5.0%, 12/1/2037	16,425,000	17,984,882
Series C, 5.0%, 12/1/2039	6,875,000	7,584,294
Series A, Prerefunded, 5.375%, 1/1/2028	2,500,000	2,707,875
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	41,861,390
		136,832,746
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,024,548
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,228,090
		25,252,638
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	845,308
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,317,436
5.625%, 4/1/2038	1,230,000	1,284,624
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,518,669
5.75%, 4/1/2041	2,345,000	2,452,987
Prerefunded, 5.75%, 4/1/2041	6,330,000	6,719,232
Nashville & Davidson County, TN, Metropolitan Government, General Obligation:
5.0%, 1/1/2028	7,755,000	9,166,177
5.0%, 1/1/2030	5,000,000	5,814,050
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,592,410
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,259,320
		41,970,213
Texas 13.3%
Austin, TX, Independent School District:
Series B, 4.0%, 8/1/2033	9,000,000	9,276,570
Series B, 4.0%, 8/1/2034	6,000,000	6,159,720
Series B, 4.0%, 8/1/2035	2,650,000	2,714,024
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	16,020,000	16,428,029
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	3,986,175
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,028,274
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series B, 4.0%, 12/1/2036	11,855,000	12,050,726
Series B, 4.0%, 12/1/2037	10,500,000	10,638,390
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,876,687
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	5,596,650
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,247,030
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	5,660,950
Series A, 5.0%, 8/15/2034	3,000,000	3,383,340
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2032	3,510,000	3,858,999
Series A, 5.5%, 7/1/2039	10,000,000	10,577,500
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,202,499
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	32,315,000	36,680,756
Series D, 5.0%, 11/15/2036	7,000,000	7,788,830
Series B, 5.0%, 11/15/2038	3,370,000	3,727,961
Judson, TX, Independent School District Building, 4.0%, 2/1/2041	14,425,000	14,556,844
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	11,822,181
Series A, 5.0%, 1/1/2039	4,230,000	4,671,527
Series B, 5.0%, 1/1/2040	8,825,000	9,717,384
Series C, 5.25%, 1/1/2044	20,000,000	21,056,400
First Tier, Series A, 5.625%, 1/1/2033	800,000	830,992
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,735,000	2,866,089
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	12,210,000	12,811,587
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	16,500,000	17,312,955
First Tier, 6.0%, 1/1/2043	30,000,000	34,003,800
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	8,869,200
Series A, 6.0%, 9/1/2041	6,675,000	7,765,361
San Antonio, TX, Electric & Gas Revenue, 4.0%, 2/1/2034	21,230,000	21,829,960
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	9,892,274
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,618,240
5.0%, 8/15/2043	9,900,000	10,712,889
Prerefunded, 5.625%, 8/15/2035	10,000,000	11,421,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,832,157
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	26,832,816
Series A, 5.25%, 11/1/2038	20,000,000	22,086,600
Texas, Electric Revenue, ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	124,049
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,682,400
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,712,624
5.0%, 8/15/2035	6,130,000	6,767,826
5.0%, 8/15/2036	3,350,000	3,698,568
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	28,847
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,584,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 1.27%***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,339,156
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	23,241,400
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,046,950
5.0%, 11/1/2040	1,070,000	1,090,073
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,347,138
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,125,045
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,628,000
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,351,228
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,695,120
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	22,077,602
Texas, State Municipal Power Agency Revenue, Series 2015, ETM, Zero Coupon, 9/1/2017, INS: NATL	5,875,000	5,824,299
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,961,870
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,187,000
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	5,916,250
Series A, 5.0%, 10/1/2028	5,000,000	5,886,900
Series A, 5.0%, 10/1/2029	5,565,000	6,501,590
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	15,726,209
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	19,941,480
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2035	10,770,000	11,052,820
4.0%, 10/15/2036	13,315,000	13,620,313
		705,552,123
Virginia 0.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,869,035
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, Series M033, 0.58%***, 3/15/2049, LIQ: Freddie Mac	62,000	62,000
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	1,500,000	1,546,605
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	13,533,712
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,295,000	1,323,568
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,491,458
		26,826,378
Washington 4.2%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,650,823
King County, WA, Water Sewer Revenue:
Series B, 4.0%, 7/1/2032	4,290,000	4,452,677
Series B, 4.0%, 7/1/2033	6,150,000	6,337,698
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,237,280
Series A, 5.0%, 8/1/2032	2,500,000	2,789,625
Seattle, WA, Drainage & Wastewater Revenue:
4.0%, 4/1/2035	7,510,000	7,686,184
4.0%, 4/1/2036	6,850,000	6,983,575
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,101,790
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,238,200
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	19,285,714
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,532,098
Series B, 5.0%, 7/1/2030	14,000,000	16,068,080
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,250,500
Series B, 5.0%, 2/1/2033	5,000,000	5,516,150
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,989,800
Series A, 5.0%, 8/1/2035	12,190,000	13,579,904
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,331,752
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,218,684
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	19,821,941
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	14,724,080
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,578,612
Series C, 5.0%, 6/1/2033	6,000,000	6,663,000
Series C, 5.0%, 6/1/2041	11,000,000	12,141,250
		224,179,417
Wisconsin 1.4%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,517,580
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,355,000	2,630,865
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,115,000	4,596,619
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,176,430
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	5,544,150
Series A, 5.0%, 11/15/2039	15,000,000	16,556,700
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, Prerefunded, 5.0%, 8/15/2032	6,940,000	8,069,971
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,172,584
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,138,156
		76,403,055
Total Municipal Bonds and Notes (Cost $4,969,685,847)		5,179,555,622

Underlying Municipal Bonds of Inverse Floaters (c) 3.7%
California 0.9%
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	32,535,300
Trust: Los Angeles, CA, Series 3371-2, 144A, 18.08%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2032 (d)	14,997,001	15,408,951
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 12.698%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		47,944,251
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	24,407,680
Trust: District of Columbia, Income Tax Revenue, Series 2016-XM0284, 144A, 18.34%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,308,627
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,612,146
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,008,635
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.768%, 5/1/2035, Leverage Factor at purchase date: 2 to 1
		10,929,408
Massachusetts 0.8%
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	20,559,000
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 39.2%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	20,559,000
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 39.2%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
		41,118,000
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,549,111
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	6,876,567
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,674,254
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 12.549%, 6/1/2030, Leverage Factor at purchase date: 3 to 1
		20,099,932
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	21,588,800
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 16.34%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.3%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (d)	8,725,000	8,998,162
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (d)	8,725,000	8,998,161
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 16.601%, 3/1/2017, Leverage Factor at purchase date: 4 to 1
		17,996,323
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,058,300
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.77%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $183,225,142)		195,142,694

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,152,910,989)†	101.6	5,374,698,316
Floating Rate Notes (c)	(2.6)	(135,864,546)
Other Assets and Liabilities, Net	1.0	53,109,558
Net Assets	100.0	5,291,943,328

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2016.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2016.

† The cost for federal income tax purposes was $5,011,274,797. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $227,558,973. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $317,114,518 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $89,555,545.

(a) At November 30, 2016, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(b) When-issued security.

(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (e)	$ —	$ 5,374,698,316	$ —	$ 5,374,698,316
Total	$ —	$ 5,374,698,316	$ —	$ 5,374,698,316

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of November 30, 2016 (Unaudited)
Assets
Investments in securities, at value (cost $5,152,910,989)	$ 5,374,698,316
Cash	7,418,519
Receivable for investments sold	30,675,729
Receivable for Fund shares sold	27,572,108
Interest receivable	67,380,739
Other assets	200,505
Total assets	5,507,945,916
Liabilities
Payable for investments purchased	24,160,424
Payable for investments purchased — when-issued securities	30,519,017
Payable for Fund shares redeemed	16,990,216
Payable for floating rate notes issued	135,864,546
Distributions payable	3,121,279
Accrued management fee	1,335,936
Accrued Trustees' fees	48,889
Other accrued expenses and payables	3,962,281
Total liabilities	216,002,588
Net assets, at value	$ 5,291,943,328
Net Assets Consist of
Undistributed net investment income	4,582,854
Net unrealized appreciation (depreciation) on investments	221,787,327
Accumulated net realized gain (loss)	(64,426,713)
Paid-in capital	5,129,999,860
Net assets, at value	$ 5,291,943,328

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,922,713,117 ÷ 215,513,356 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.92
Maximum offering price per share (100 ÷ 97.25 of $8.92)	$ 9.17

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($282,460,300 ÷ 31,661,622 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 8.92
Class S Net Asset Value, offering and redemption price per share ($2,776,998,467 ÷ 310,842,292 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.93

Institutional Class

Net Asset Value, offering and redemption price per share ($309,771,444 ÷ 34,724,374 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 8.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended November 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 118,478,874
Expenses: Management fee	9,057,134
Administration fee	2,815,281
Services to shareholders	3,187,198
Distribution and service fees	3,975,228
Custodian fee	23,636
Professional fees	96,249
Reports to shareholders	76,041
Registration fees	65,728
Trustees' fees and expenses	100,570
Interest expense and fees on floating rate notes issued	1,214,425
Other	135,022
Total expenses before expense reductions	20,746,512
Expense reductions	(381,620)
Total expenses	20,364,892
Net investment income	98,113,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	44,414,201
Change in net unrealized appreciation (depreciation) on investments	(346,045,388)
Net gain (loss)	(301,631,187)
Net increase (decrease) in net assets resulting from operations	$ (203,517,205)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended November 30, 2016 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ (203,517,205)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Purchases of long-term investments	(1,370,486,468)
Net amortization of premium/(accretion of discount)	8,895,671
Proceeds from sales and maturities of long-term investments	1,577,001,694
(Increase) decrease in interest receivable	4,325,975
(Increase) decrease in other assets	(109,110)
(Increase) decrease in receivable for investments sold	(18,322,306)
Increase (decrease) in payable for investments purchased	18,737,997
Increase (decrease) in payable for investments purchased — when-issued securities	(77,039,562)
Increase (decrease) in other accrued expenses and payables	(302,923)
Change in unrealized (appreciation) depreciation on investments	346,045,388
Net realized (gain) loss from investments	(44,414,201)
Cash provided by (used in) operating activities	240,814,950
Cash Flows from Financing Activities
Proceeds from shares sold	550,765,576
Payments for shares redeemed	(617,417,356)
Distributions paid (net of reinvestment of distributions)	(14,067,792)
Increase (decrease) in payable for floating rate notes issued	(172,734,545)
Cash provided by (used in) financing activities	(253,454,117)
Increase (decrease) in cash	(12,639,167)
Cash at beginning of period	20,057,686
Cash at end of period	$ 7,418,519
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$ 83,461,799
Interest expense and fees on floating rate notes issued	$ (1,214,425)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016

Operations: Net investment income	$ 98,113,982	$ 199,086,679
Net realized gain (loss)	44,414,201	24,570,698
Change in net unrealized appreciation (depreciation)	(346,045,388)	73,149,086
Net increase (decrease) in net assets resulting from operations	(203,517,205)	296,806,463
Distributions to shareholders from: Net investment income: Class A	(34,787,545)	(72,206,562)
Class B	—	(7,504)*
Class C	(3,888,252)	(7,760,701)
Class S	(52,249,460)	(112,913,620)
Institutional Class	(5,972,353)	(5,614,272)
Net realized gains: Class A	—	(331,464)
Class B	—	(50)*
Class C	—	(44,889)
Class S	—	(493,039)
Institutional Class	—	(21,067)
Total distributions	(96,897,610)	(199,393,168)
Fund share transactions: Proceeds from shares sold	565,640,413	1,106,237,473
Reinvestment of distributions	83,461,799	167,705,155
Payments for shares redeemed	(631,027,631)	(967,774,127)
Net increase (decrease) in net assets from Fund share transactions	18,074,581	306,168,501
Increase (decrease) in net assets	(282,340,234)	403,581,796
Net assets at beginning of period	5,574,283,562	5,170,701,766
Net assets at end of period (including undistributed net investment income of $4,582,854 and $3,366,482, respectively)	$ 5,291,943,328	$ 5,574,283,562

* For the period from June 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82
Income from investment operations: Net investment income	.16	.35	.36	.37	.37	.41
Net realized and unrealized gain (loss)	(.50)	.17	(.06)	(.10)	(.00)*	.58
Total from investment operations	(.34)	.52	.30	.27	.37	.99
Less distributions from: Net investment income	(.16)	(.35)	(.35)	(.37)	(.37)	(.41)
Net realized gains	—	(.00)***	(.00)***	—	(.00)***	(.00)***
Total distributions	(.16)	(.35)	(.35)	(.37)	(.37)	(.41)
Net asset value, end of period	$ 8.92	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40
Total Return (%)[a]	(3.69)**	5.70	3.34	3.08	4.01	11.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,923	2,031	1,941	1,994	2,360	2,149
Ratio of expenses (including interest expense) (%)[b]	.79*	.80	.81	.81	.80	.82
Ratio of expenses (excluding interest expense) (%)	.75*	.76	.76	.76	.75	.76
Ratio of net investment income (%)	3.41*	3.73	3.84	4.16	3.94	4.54
Portfolio turnover rate (%)	24**	29	29	30	34	27

[a] Total return does not reflect the effect of any sales charges.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.81
Income from investment operations: Net investment income	.12	.27	.29	.30	.30	.34
Net realized and unrealized gain (loss)	(.50)	.17	(.06)	(.10)	(.00)*	.59
Total from investment operations	(.38)	.44	.23	.20	.30	.93
Less distributions from: Net investment income	(.12)	(.27)	(.28)	(.30)	(.30)	(.34)
Net realized gains	—	(.00)***	(.00)***	—	(.00)***	(.00)***
Total distributions	(.12)	(.27)	(.28)	(.30)	(.30)	(.34)
Net asset value, end of period	$ 8.92	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40
Total Return (%)[a]	(4.07)**	4.88[b]	2.53[b]	2.28	3.21	10.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	282	292	256	242	319	237
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.58*	1.59	1.61	1.59	1.58	1.59
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.58*	1.59	1.60	1.54	1.53	1.53
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.53*	1.55	1.55	1.54	1.53	1.53
Ratio of net investment income (%)	2.63*	2.94	3.05	3.37	3.15	3.76
Portfolio turnover rate (%)	24**	29	29	30	34	27

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.44	$ 9.26	$ 9.31	$ 9.41	$ 9.41	$ 8.83
Income from investment operations: Net investment income	.17	.37	.38	.39	.39	.42
Net realized and unrealized gain (loss)	(.51)	.18	(.06)	(.10)	(.00)*	.58
Total from investment operations	(.34)	.55	.32	.29	.39	1.00
Less distributions from: Net investment income	(.17)	(.37)	(.37)	(.39)	(.39)	(.42)
Net realized gains	—	(.00)***	(.00)***	—	(.00)***	(.00)***
Total distributions	(.17)	(.37)	(.37)	(.39)	(.39)	(.42)
Net asset value, end of period	$ 8.93	$ 9.44	$ 9.26	$ 9.31	$ 9.41	$ 9.41
Total Return (%)	(3.69)a**	6.03[a]	3.55[a]	3.29[a]	4.19	11.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,777	2,940	2,873	2,911	2,887	2,549
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.63*	.64	.64	.66	.62	.64
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.61*	.60	.60	.62	.62	.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	.56*	.56	.55	.57	.57	.58
Ratio of net investment income (%)	3.60*	3.93	4.04	4.36	4.12	4.72
Portfolio turnover rate (%)	24**	29	29	30	34	27

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 11/30/16 (Unaudited)	Years Ended May 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40	$ 8.82
Income from investment operations: Net investment income	.17	.37	.38	.39	.39	.43
Net realized and unrealized gain (loss)	(.50)	.17	(.06)	(.10)	(.00)*	.58
Total from investment operations	(.33)	.54	.32	.29	.39	1.01
Less distributions from: Net investment income	(.17)	(.37)	(.37)	(.39)	(.39)	(.43)
Net realized gains	—	(.00)***	(.00)***	—	(.00)***	(.00)***
Total distributions	(.17)	(.37)	(.37)	(.39)	(.39)	(.43)
Net asset value, end of period	$ 8.92	$ 9.42	$ 9.25	$ 9.30	$ 9.40	$ 9.40
Total Return (%)	(3.57)**	5.96	3.57	3.31	4.25	11.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	310	311	100	96	204	117
Ratio of expenses (including interest expense) (%)[a]	.55*	.56	.58	.55	.57	.56
Ratio of expenses (excluding interest expense) (%)	.50*	.52	.53	.50	.52	.50
Ratio of net investment income (%)	3.66*	3.93	4.06	4.38	4.17	4.78
Portfolio turnover rate (%)	24**	29	29	30	34	27

[a] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Managed Municipal Bond Fund (the "Fund") is a diversified series of Deutsche Municipal Trust (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2016 was approximately $201,113,263, with a weighted average interest rate of 1.21%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. The Fund currently participates in a number of pre-2014 TOB Trusts (each, a "Legacy TOB Trust") that will need to be restructured to conform to Volcker Rule requirements by the applicable compliance date, currently expected to be July 17, 2017, or unwound. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2016, the Fund had net tax basis capital loss carryforwards of approximately $115,961,000, including $1,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first; and approximately $114,215,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($109,425,000) and long-term losses ($4,790,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2016.

B. Purchases and Sales of Securities

During the six months ended November 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $1,370,486,468 and $1,577,001,694, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.32% of the Fund's average daily net assets.

For the period from June 1, 2016 through September 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.81%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

Effective October 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.82%
Class C	1.57%
Class S	.57%
Institutional Class	.57%

For the six months ended November 30, 2016, fees waived and/or expenses reimbursed for Class S are $381,620.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2016, the Administration Fee was $2,815,281, of which $445,821 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2016
Class A	$ 91,969	$ 47,647
Class C	5,198	2,667
Class S	181,187	94,665
Institutional Class	2,899	583
	$ 281,253	$ 145,562

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2016
Class C	$ 1,127,304	$ 180,269

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2016	Annualized Rate
Class A	$ 2,472,380	$ 1,230,431.24%
Class C	375,544	189,995.25%
	$ 2,847,924	$ 1,420,426

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended November 30, 2016 aggregated $52,378.

In addition, DDI receives any contingent deferred ,sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2016, the CDSC for Class C shares aggregated $46,324. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2016, DDI received $63,514 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,455, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2016, the Fund engaged in securities purchases of $228,817,000 and securities sales of $274,378,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2016		Year Ended May 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	19,439,465	$ 183,421,639	28,335,635	$ 264,578,845
Class B	—	—	—	3*
Class C	3,564,650	33,695,313	7,083,175	66,114,437
Class S	31,468,172	292,606,604	54,697,862	510,187,441
Institutional Class	5,921,999	55,916,857	28,314,136	265,356,747
		$ 565,640,413		$ 1,106,237,473
Shares issued to shareholders in reinvestment of distributions
Class A	3,291,100	$ 30,870,488	6,761,410	$ 62,946,558
Class B	—	—	779*	7,206*
Class C	355,653	3,335,321	710,627	6,616,044
Class S	4,604,638	43,258,642	9,945,871	92,702,601
Institutional Class	639,640	5,997,348	582,369	5,432,746
		$ 83,461,799		$ 167,705,155
Shares redeemed
Class A	(22,698,658)	$ (212,102,200)	(29,408,589)	$ (273,560,791)
Class B	—	—	(84,418)*	(781,996)*
Class C	(3,234,444)	(30,227,032)	(4,454,398)	(41,454,921)
Class S	(36,752,863)	(343,333,060)	(63,270,842)	(589,868,979)
Institutional Class	(4,883,323)	(45,365,339)	(6,659,308)	(62,107,440)
		$ (631,027,631)		$ (967,774,127)
Net increase (decrease)
Class A	31,907	$ 2,189,927	5,688,456	$ 53,964,612
Class B	—	—	(83,639)*	(774,787)*
Class C	685,859	6,803,602	3,339,404	31,275,560
Class S	(680,053)	(7,467,814)	1,372,891	13,021,063
Institutional Class	1,678,316	16,548,866	22,237,197	208,682,053
		$ 18,074,581		$ 306,168,501

* For the period from June 1, 2015 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2016 to November 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/16	$ 963.10	$ 959.30	$ 963.10	$ 964.30
Expenses Paid per $1,000*	$ 3.89	$ 7.76	$ 3.00	$ 2.71
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/16	$ 1,021.11	$ 1,017.15	$ 1,022.01	$ 1,022.31
Expenses Paid per $1,000*	$ 4.00	$ 7.99	$ 3.09	$ 2.79

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Managed Municipal Bond Fund†	.79%	1.58%	.61%	.55%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Managed Municipal Bond Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period, has underperformed its benchmark in the one-year period and has performed in line with its benchmark for the three-year period ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 822	25158T 848	25158T 855
Fund Number	466	766	2066	544

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	1/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	1/27/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/27/2017